Acquisitions and disposals (Tables)	12 Months Ended
Jun. 30, 2020
Acquisitions and Disposals [Abstract]
Schedule of fair value of the acquired assets, the assumed liabilities and the non-controlling interest as of the acquisition date

03.31 20
Fair value of identifiable assets and assumed liabilities:
Cash and cash equivalents	16
Trade and other receivables	387
Inventories	22
Biological assets	74
Taxes and contributions to recover	45
Group of assets held for sale	362
Property, plant and equipment	3,365
Trade and other payables	(297)
Borrowings	(1,884)
Taxes to pay	(9)
Payroll and social security liabilities	(43)
Provisions	(1)
Deferred income tax liabilities	(423)
Total identifiable net assets	1,614
Non-controlling interest	-
Key pending allocation	63
Total consideration	1,677

Schedule of fair value of the acquired assets, the assumed liabilities and the non-controlling interest as of the acquisition date

03.31.2020
Fair value of identifiable assets and liabilities incurred
Investment properties	244
Property, plant and equipment	6,108
Intangible assets	57
Investments in associates and joint ventures	1,879
Restricted assets	164
Income tax receivables	146
Trade and other receivables	10,211
Rights of use	4,019
Derivative financial instruments	37
Inventories	2,503
Borrowings	(7,363)
Deferred income tax liabilities	(945)
Trade and other payables	(4,711)
Lease liabilities	(2,119)
Provisions	(56)
Employee benefits	(128)
Salaries and social security liabilities	(201)
Income Tax	(18)
Cash and cash equivalents	2,612
TOTAL IDENTIFIABLE NET ASSETS	12,439
Non-controlling interest	(7,443)
Negative goodwill (*)	(376)
Write-off of Investments in associates	3,908
Cash and cash equivalents	712
TOTAL CONSIDERATION	4,620

(*)	Included in “Other operating income, net”

Schedule of details of the sale

09.30.2019
Cash received	14,261
Remediation of the fair value of the remaining interest	32,165
Total	46,426
Net assets disposed including goodwill	(28,128)
Gain from the sale of a subsidiary, net of taxes (*)	18,298

(*)	Said results are disclosed within discontinued operations, under the caption “other operating results, net”

06.30.2018
Cash received	14,275
Remediation of the fair value of the remaining interest	29,271
Total	43,546
Net assets disposed including goodwill	(18,902)
Gain from the sale of a subsidiary, net of taxes (*)	24,644

(*)	Includes Ps. 5,856 as a result of the sale and Ps. 18,789 as a result of the re-measurement at the fair value of the new stake, both included in discontinued operations.

Schedule of net assets disposed

09.30.2019
Investment properties	155,846
Property, plant and equipment	1,061
Intangible assets	3,281
Right-of-use assets	42
Investments in associates and joint ventures	4,396
Restricted assets	378
Trade and other receivables	1,157
Investments in financial assets	13,544
Trading properties	155
Income tax credit	190
Cash and cash equivalents	10,623
TOTAL ASSETS	190,673
Borrowings	95,443
Lease liabilities	42
Deferred income tax liabilities	21,151
Trade and other payables	2,398
Employee benefits	21
Salaries and social security liabilities	63
Income tax and MPIT liabilities	125
TOTAL LIABILITIES	119,243
Non-controlling interest	43,301
Net assets written off including business key	28,128

06.30.2018
Investment properties	10,332
Property, plant and equipment	64,484
Intangible assets	16,203
Investments in associates and joint ventures	892
Restricted assets	203
Trade and other receivables	32,516
Investments in financial assets	280
Derivative financial instruments	51
Inventories	13,955
Cash and cash equivalents	12,404
TOTAL ASSETS	151,320
Borrowings	47,383
Deferred income tax liabilities	6,244
Trade and other payables	53,306
Provisions	1,025
Employee benefits	2,812
Salaries and social security liabilities	5,322
Income tax and MPIT liabilities	17
TOTAL LIABILITIES	116,109
Non-controlling interest	16,309
Net assets disposed including goodwill	18,902